Warrants (Details) - USD ($)									1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended
	Feb. 28, 2025	Feb. 05, 2025	Jan. 06, 2025	Dec. 23, 2024	Nov. 14, 2024	Apr. 30, 2024	Feb. 29, 2024	Nov. 14, 2019	Feb. 13, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Jun. 30, 2024	Feb. 14, 2024
Warrants [Line Items]
Public warrants outstanding															4,596	4,596
Right to purchase													1
Warrants expiration term													5 years		5 years
Exercise price (in Dollars per share)										$ 707.39			$ 707.39
Trading days													5 days
Deemed dividend (in Dollars)													$ 84,083		$ 276,839
Deemed dividend increased net loss attributable to common shareholders (in Dollars)									(572,211)	(11,506,223)	(4,227,967)	(8,404,104)	$ (47,078,070)		(10,517,051)		(7,289,577)
Percentage of conversion rights													10.00%
Percentage of closing bid price													70.00%
Percentage of closing bid price increment													70.00%
Aggregate total fair value (in Dollars)				$ 300,000					(320,117)		$ (170,000)	$ (4,870,000)			(4,880,000)		$ (301,170)
Per share price (in Dollars per share)											$ 9,340,120	$ 9,340,120		$ 9,340,120
Gross proceeds (in Dollars)															500,000
Warrants exercisable term	5 years
Warrants exercisable										4 years 1 month 20 days			4 years 1 month 20 days
Warrants to purchase										159,724			159,724
Proceeds from preferred stock (in Dollars)															$ 938,800
Public and Private Placement Warrants [Member]
Warrants [Line Items]
Public warrants outstanding										4,596			4,596		4,596	4,596
Share of common stock (in Dollars)													$ 23,000			$ 23,000
Warrants expiration term													30 days
Exercise price (in Dollars per share)										$ 23,000			$ 23,000
Share of common stock (in Dollars)															$ 23,000
Warrants exercisable										3 years 4 months 17 days			3 years 4 months 17 days		30 days	30 days
Warrants to purchase										4,596			4,596
Redeem Public Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)										$ 0.2			$ 0.2		$ 0.2	$ 0.2
Series A Common Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)						$ 2,780
Warrants exercised shares										306			306
February 2024 PIPE Common Warrants [Member]
Warrants [Line Items]
Adjusted for stock splits (in Dollars per share)													$ 18,400
Incremental fair value (in Dollars)			$ 700,000
September 2024 Series C Common Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)										$ 196			$ 196
Warrants exercised shares										4,088			4,088
Series C Common Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)		$ 0.8
Deemed dividend (in Dollars)		$ 83,083
December 2024 and January 2025 Inducement Common Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)				$ 112.2
Warrants exercised shares				4,203
December 2024 and January 2025 Common Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)			$ 116.4
Warrants exercised shares			8,193
Preferred Warrants [Member]
Warrants [Line Items]
Warrants exercised shares										2,500			2,500		2,500	2,500
Cash at exercise price (in Dollars)													$ 800
Warrants exercise price for cash (in Dollars)							$ 8,000,000
Warrants [Member]
Warrants [Line Items]
Public warrants outstanding	127,551	112,551								10,787			10,787
Exercise price (in Dollars per share)										$ 1,000			$ 1,000		$ 1,000	$ 1,000
Per share price (in Dollars per share)		$ 39.2
Warrants exercisable										5 years			5 years
Warrants to purchase		127,551
Warrants exercise price for cash (in Dollars)															$ 800
Series A Preferred Warrants [Member]
Warrants [Line Items]
Warrants exercised shares										625			625		1,875	1,875
Common February 2025 PIPE Warrants [Member]
Warrants [Line Items]
Shares of common stock		15,000
Pre-funded Warrants [Member]
Warrants [Line Items]
Public warrants outstanding		127,551																91,214	10,550
Exercise price (in Dollars per share)		$ 39.2
Shares of common stock		112,551
February 2025 Pre-funded Warrants and February 2025 Common Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)	$ 39.2
Predecessor [Member]
Warrants [Line Items]
Warrants expiration term					5 years
Shares of common stock																	292
Share of common stock (in Dollars)
Warrants exercisable								5 years
Warrants to purchase								426,839
Warrants exercise price for cash (in Dollars)
Proceeds from preferred stock (in Dollars)
Predecessor [Member] | Conversion Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)															$ 20,000	$ 20,000
Warrants to purchase																				163
Successor [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)															$ 8,192.2	$ 8,192.2
Percentage of conversion rights															10.00%
Percentage of closing bid price															70.00%
Percentage of closing bid price increment															70.00%
Share of common stock (in Dollars)													$ 588,000
Warrants exercisable															3 years 7 months 6 days	3 years 7 months 6 days
Warrants to purchase							306								13,818	13,818
Warrants exercise price for cash (in Dollars)													3,685,027
Proceeds from preferred stock (in Dollars)												$ 6,757,700			$ 6,757,700
Successor [Member] | February 2024 PIPE Common Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)															$ 2,780
Warrants exercised shares															306	306
Incremental fair value (in Dollars)															$ 276,839
Adjusted stock split (in Dollars per share)															$ 18,400
Successor [Member] | September 2024 Series C Common Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)															$ 196	$ 196
Warrants exercisable															3 years 2 months 23 days	3 years 2 months 23 days
Warrants to purchase															4,088	4,088
Successor [Member] | Series A Preferred Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)															$ 800	$ 800
Warrants exercisable															1 month 13 days	1 month 13 days
Warrants to purchase															625	625
Successor [Member] | September 2024 PIPE Common Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)															$ 196	$ 196
Warrants exercised shares															4,088	4,088
Successor [Member] | December 2024 Inducement Common Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)				$ 112.2
Warrants exercised shares				4,203
Aggregate total fair value (in Dollars)															$ 300,000
Common Stock [Member]
Warrants [Line Items]
Share of common stock										1			1		1	1
Deemed dividend (in Dollars)															$ 2,419,750
Per share price (in Dollars per share)										$ 19.18			$ 19.18
Shares of common stock		127,551
Warrants to purchase																		15,000
Conversion shares													292
Common Stock [Member] | Public and Private Placement Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)													$ 36,000		$ 36,000
Common Stock [Member] | Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)										$ 39.2			$ 39.2
Common Stock [Member] | Pre-funded Warrants [Member]
Warrants [Line Items]
Public warrants outstanding										10,787			10,787
Common Stock [Member] | Predecessor [Member]
Warrants [Line Items]
Conversion shares																292
Preferred Stock [Member]
Warrants [Line Items]
Per share price (in Dollars per share)										$ 6.87			$ 6.87
Shares of preferred stock										2,500			2,500		2,500	2,500
Conversion shares													2,208
Preferred Stock [Member] | Predecessor [Member]
Warrants [Line Items]
Conversion shares																2,208
CERO [Member] | Warrants [Member]
Warrants [Line Items]
Per share price (in Dollars per share)										$ 2,000			$ 2,000		$ 100	$ 100
Series C Preferred Stock [Member]
Warrants [Line Items]
Deemed dividend increased net loss attributable to common shareholders (in Dollars)													$ 83,083
Per share price (in Dollars per share)										$ 39.2			$ 39.2
Conversion shares															2,853
Series A Preferred Stock [Member]
Warrants [Line Items]
Warrants exercised shares										625			625		1,875	1,875
Per share price (in Dollars per share)										$ 95			$ 95
Gross proceeds (in Dollars)													$ 500,000
Warrants to purchase							2,500								625	625
Series A Preferred Stock [Member] | Preferred Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)							$ 800
Series A Preferred Stock [Member] | Series A Preferred Warrants [Member]
Warrants [Line Items]
Warrants exercised shares											38	38		38
Gross proceeds (in Dollars)											$ 38,000			$ 38,000
Series A Preferred Stock [Member] | Predecessor [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)								$ 1.7571
Warrants to purchase								1,849,638
Series A Preferred Stock [Member] | Predecessor [Member] | Preferred Warrants [Member]
Warrants [Line Items]
Warrants to purchase								1,422,799
Conversion shares								100
Preferred stock, shares issued								2,845,597
Series A Preferred Stock [Member] | Predecessor [Member] | Warrants [Member]
Warrants [Line Items]
Conversion shares								2,845,597
Series A Preferred Stock [Member] | Successor [Member]
Warrants [Line Items]
Conversion shares															1,894
Series A Preferred Stock [Member] | Common Stock [Member]
Warrants [Line Items]
Per share price (in Dollars per share)										$ 19.18			$ 19.18
Minimum [Member]
Warrants [Line Items]
Trading days													20 days		20 days
Minimum [Member] | Series C Common Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)		$ 0.8
Maximum [Member]
Warrants [Line Items]
Trading days													30 days		30 days
Maximum [Member] | Series C Common Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)		$ 196